STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended					179 Months Ended	188 Months Ended	9 Months Ended					12 Months Ended					9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended		9 Months Ended		9 Months Ended	2 Months Ended			9 Months Ended		188 Months Ended	9 Months Ended		188 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Research and Development Expense [Member]	Sep. 30, 2012 General and Administrative Expense [Member]	Sep. 30, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Lincoln Park Capital Fund Limited Liability Company [Member]	Sep. 30, 2012 Lincoln Park Capital Fund Limited Liability Company [Member]	Dec. 31, 2011 Lincoln Park Capital Fund Limited Liability Company [Member] Maximum [Member]	Dec. 31, 2011 Lincoln Park Capital Fund Limited Liability Company [Member] Minimum [Member]	Sep. 30, 2012 Lincoln Park Capital Fund Limited Liability Company [Member] Additional Commitment Fee [Member]	Dec. 31, 2011 Lincoln Park Capital Fund Limited Liability Company [Member] Additional Commitment Fee [Member]	Sep. 30, 2012 Director [Member]	Nov. 30, 2012 Repurchase Agreements [Member]	Nov. 30, 2012 Repurchase Agreements [Member] Lincoln Park Capital Fund Limited Liability Company [Member] Additional Commitment Fee [Member]	Dec. 31, 2012 Subsequent Event [Member] Director [Member]	Sep. 30, 2012 10% Series A Preferred Stock [Member]	Sep. 30, 2011 10% Series A Preferred Stock [Member]	Sep. 30, 2012 10% Series A Preferred Stock [Member]	Sep. 30, 2012 10% Series B Preferred Stock [Member]	Sep. 30, 2011 10% Series B Preferred Stock [Member]	Sep. 30, 2012 10% Series B Preferred Stock [Member]
Stockholders Equity [Line Items]
Issuance of Series A Preferred Stock as dividends	$ 1,870,846																														$ 111			$ 5
Preferred Stock Dividends, Shares																															111,125			5,022.93
Conversion of preferred stock to common stock, shares																															3,003	4,645,411	9,558,112	140.87	13.18	22,576.18
Stock-based compensation expense	17,000											4,000	613,000
Number of shares pre-approved to be purchased																														408,000
Aggregate expense of stock options																											20,538
Exercise price			$ 0.1					$ 0.1		$ 0.168	$ 0.129
Expected life										10 years	5 years
Expected volatility rate	28.00%
Expected dividends	0.00%
Risk free interest rate, minimum	0.80%
Risk free interest rate, maximum	1.90%
Aggregate intrinsic value of options outstanding and exercisable			1,411,000					1,411,000
Unrecognized compensation cost related to stock option			70,000					70,000
Unrecognized compensation costs related to stock options weighted average period of recognition	1 year 6 months 11 days
Non-vested options expected to vest	9,957,000
Grant date fair value of these unvested options			478,000					478,000
Conversion of convertible notes to common share	685,208	1,483,330	1,515,130					11,949,449	12,634,657
Number of common stock issued in exchange for convertible notes														6,852,088
Purchase agreement, amount of shares																							8,500,000
Period for purchase of common stock under agreement																					32 months
Amount of shares that can be sold as often as every two business days																							50,000
Issuance price of common stock per share																						$ 0.13		$ 0.1				$ 0.127
Number of business days in which up to $50,000 amount of stock can be sold																					2 days
Common stock share to be issued																										1,634,615
Proceeds from issuance of common stock								400,490	400,490													3,050,000						250,000
Issuance of common stock, shares	3,210,153													24,828,903	17,335,942	7,174,186			240,929	169,162		23,611,393			586,517			1,969,396	48,075
Fair value of stock issued as commitment fee																						$ 76,413
Number of Shares To be Purchased	22,307,046								22,307,046											500,000
Warrant Exercise Price per Share																				0.1